Note 6 - Earnings Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
6 .	Earnings Per Share

Basic (loss) earnings per share is calculated by dividing net (loss) income attributable to common stockholders by the weighted-average number of common shares and, except for periods with a loss from operations, participating securities outstanding during the period. Diluted (loss) earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued. Potential common shares that may
be issued by the Company include convertible debt, convertible preferred stock, options and warrants.

The following table sets forth the calculation of basic and diluted (loss) earnings per share for the years ended
December 31, 2016,
2015
and
2014:

	Years Ended December 31,
	2016	2015	2014
Net loss	$(14,309,031)	$(27,563,535)	$(35,726,669)
Less loss attributable to noncontrolling interest	(648)	(855)	—
Deemed dividend on beneficial conversion feature of MT Preferred Stock	—	(46,000)	—
Net loss attributable to common stockholders	$(14,308,383)	$(27,608,680)	$(35,726,669)
Loss per common share (basic and diluted):
Continuing operations	$(0.05)	$(0.15)	$(0.20)
Discontinued operations	$(0.04)	$(0.03)	$(0.04)
Attributable to common stockholders	$(0.09)	$(0.18)	$(0.24)
Weighted average shares outstanding (basic and diluted)	155,422,384	151,180,222	148,748,396

Diluted
(loss) earnings per common share for the years ended
December 31, 2016,
2015
and
2014
excludes the effects of
14.1
million,
14.6
million and
19.0
million common share equivalents, respectively, since such inclusion would be anti-dilutive. The excluded shares consist of common shares issuable upon exercise of outstanding stock options and warrants, and upon the conversion of convertible debt and convertible preferred stock.

The Company
’s unvested stock awards contain nonforfeitable rights to dividends or dividend equivalents, whether paid or unpaid (referred to as “participating securities”). Therefore, the unvested stock awards are required to be included in the number of shares outstanding for both basic and diluted earnings per share calculations. However, due to our loss from continuing operations,
207,000,
361,000
and
498,250
shares of unvested restricted stock for the years ended
December 31, 2016,
2015
and
2014,
respectively, were excluded in determining basic and diluted loss per share because such inclusion would be anti-dilutive.

Certain revenue and expense amounts in the years ended
December 31, 2016,
2015
and
2014
have been reclassified to discontinued operations.
  See Note
3.